CONDENSED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2019 USD ($)
Cash flows from operating activities:
Net loss	$ (22,810,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,933,000
Stock-based compensation	1,319,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,660,000)
Accounts payable	93,000
Accrued liabilities and other current liabilities	335,000
Deferred revenue	(2,842,000)
Net cash used in operating activities	(25,632,000)
Cash flows from investing activities:
Purchase of property and equipment	(2,557,000)
Purchase of marketable securities	(174,205,000)
Net cash used in investing activities	(176,762,000)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs	77,264,000
Proceeds from issuance of common stock	65,000
Proceeds from the term loan	4,540,000
Deferred financing costs	(134,000)
Net cash provided by financing activities	81,735,000
Net (decrease) increase in cash, cash equivalents and restricted cash (includes $3,750 of restricted cash in other assets)	(120,659,000)
Cash, cash equivalents and restricted cash-beginning of year	135,633,000
Cash, cash equivalents and restricted cash-end of period (includes $3,750 of restricted cash in other assets)	14,974,000
Supplemental disclosures of cash flow information:
Cash paid for interest	137,000
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment included in accrued liabilities	73,000
Deferred financing costs included in accrued liabilities	134,000
Conversion of convertible preferred stock into common stock	$ 162,223,000